Deferred Revenue	12 Months Ended
Dec. 31, 2018
Deferred Revenue [Abstract]
Deferred Revenue Disclosure
14.	Deferred Revenue

Current deferred revenue included $ 2,791 of advances from customers (December 31, 2017 - $3,950) and $116 from Chinese government for stockpiling of H5N1 and hepatitis A vaccines (December 31, 2017 -  $123).

Long-term deferred revenue included $90 received from the Chinese government for stockpiling of H5N1 vaccines (December 31, 2017 - $nil).